Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Estimated Useful Lives of Assets	Estimated useful lives of the assets are as follows:

Items	Estimated useful lives (years)
Buildings and structures	40
Machinery	10
Others	5

Information by revenue categories
Revenue: The Company consists of a single operating segment.

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Product	12,276,442	12,984,977	8,096,808
Merchandise	—	3,309,138	662,960
Service	1,600,321	3,897,820	606,448
Rent	—	—	48,903
Distribution right (*)	760,000

Total	14,636,763	20,191,935	9,415,119